Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Derivative Financial Instruments [Line Items]
Total		$ (59,956)	$ (30,815)
Total fair value - trading and hedging derivatives		(11,796)	5,898
Less: impact of master netting agreements
Total		(11,796)	5,898
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(1,266)	6,475
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	2,927	1,809
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	317	(63)
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		3,157	641
Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(2,391)	(520)
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(11)	(3)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	1,096	381
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(1,151)	(384)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	1,120	(420)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(408)	231
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(532)	2,768
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		2,473	4,660
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		1,851	1,383
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(1,627)	(815)
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		38	199
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(8,111)	(3,385)
Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		24	(3)
Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(38)	(4)
Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	(10,530)	(577)
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges - swaps	[4]	(6,783)	(812)
Fair value hedges - swaps	[4]	(1,052)	241
Total swaps	[4]	(7,835)	(571)
Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges	[1],[5]	(2,713)	(92)
Net investment hedges	[5]		46
Total foreign exchange contracts	[5]	(2,713)	(46)
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		18	40
Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		18	40
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		(31,878)	(20,952)
Total		16,282	15,761
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives		48,160	36,713
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	7,176	6,132
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	437	42
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		3,157	641
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		16
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	1,096	381
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	8,387	3,505
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	1,688	1,438
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	10,722	8,595
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		4,198	5,916
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		1,851	1,383
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		275	319
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		6,473	5,998
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		45,537	34,350
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		27
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		34
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	41	354
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	1,935	903
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[4]	1,976	1,257
Gross assets [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1],[5]	629	1,020
Total foreign exchange contracts	[5]	629	1,066
Net investment hedges	[5]		46
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		18	40
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		18	40
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	2,623	2,363
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		31,878	20,952
Total		(28,078)	(9,863)
Gross Liabilities [member] | Fair value trading and hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total		(59,956)	(30,815)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	(4,249)	(4,323)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	(120)	(105)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(2,391)	(520)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(27)	(3)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(1,151)	(384)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(7,267)	(3,925)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(2,096)	(1,207)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(11,254)	(5,827)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(1,725)	(1,256)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(1,627)	(815)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(237)	(120)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(14,584)	(9,383)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(46,803)	(27,875)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(3)	(3)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(72)	(4)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	(6,824)	(1,166)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	(2,987)	(662)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Liabilities swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[4]	(9,811)	(1,828)
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges	[1],[5]	(3,342)	(1,112)
Total foreign exchange contracts	[5]	(3,342)	(1,112)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	$ (13,153)	$ (2,940)

[1]	Includes derivatives entered into in relation to our announced agreement to acquire Bank of the West and its subsidiaries. Refer to Note 10 for further details.
[2]	Gold contracts are included in foreign exchange contracts.
[3]	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
[4]	Includes the fair value of bond futures in fair value hedges rounded down to $nil million as at October 31, 2022 (we held no bond futures as at October 31, 2021).
[5]	Includes the fair value of USD-EUR cross-currency swaps in fair value hedges rounded down to $nil million as at October 31, 2022 (we held no USD-EUR cross-currency swaps as at October 31, 2021).